INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2019
Investment property [abstract]
Disclosure of detailed information about investment property
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 , 2019 (MILLIONS)	2019
Fair value, beginning of period	$84,309
Additions	3,147
Acquisitions through business combinations	211
Increase attributable to changes in accounting standards[1]	928
Dispositions[2]	(3,665)
Fair value changes	(99)
Foreign currency translation	64
Fair value, end of period	$84,895

1.	The company’s adoption of IFRS 16 resulted in the recognition of ROU investment properties that were previously off-balance sheet items. Refer to Note 2 for additional information.

2.	Includes amounts reclassified to held for sale.